Transactions with Related Parties Related Party Transactions (Details) (USD $)	12 Months Ended																	3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended	7 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	May 21, 2012	Jul. 02, 2011	Nov. 23, 2010	Jan. 02, 2010	Mar. 31, 2013 Homeowners' Association [Member]	Dec. 31, 2012 Homeowners' Association [Member]	Dec. 31, 2011 Homeowners' Association [Member]	Mar. 31, 2013 Trust [Member]	Dec. 31, 2012 Trust [Member]	Dec. 31, 2011 Trust [Member]	Mar. 31, 2013 Other Related Parties [Member]	Dec. 31, 2012 Other Related Parties [Member]	Dec. 31, 2011 Other Related Parties [Member]	Mar. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Pre Acquisition Tempus Acquisition [Member]	Nov. 23, 2010 Pre Acquisition Tempus Acquisition [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Mar. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Oct. 05, 2012 Sales Commissions and Fees [Member] Aegean Blue Acquisition [Member]	Jul. 02, 2011 Sales Commissions and Fees [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Due from related parties [Domain] PMR Acquisition [Member]	May 21, 2012 Due from related parties [Domain] PMR Acquisition [Member]	Jun. 30, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 Due from related parties [Domain] Tempus Acquisition [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 64,204,000	$ 55,522,000		$ 96,799,000					$ 49,890,000	$ 33,441,000	$ 34,796,000	$ 46,706,000	$ 30,563,000	$ 20,434,000	$ 203,000	$ 200,000	$ 292,000
Due from Related Parties	22,995,000	28,265,000		22,978,000					16,354,000	13,346,000	12,163,000	5,957,000	8,970,000	15,673,000	667,000	679,000	429,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																														8,800,000	1,700,000	1,200,000	600,000	2,673,000
Management Fees Revenue	37,900,000	33,200,000	28,400,000
Property Management Fee Revenue	30,300,000	23,800,000	19,700,000
Leveraged Buyout, Ownership Interest of New Investors	21.10%
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables																																			2,067,000	2,067,000	4,000	4,000
Debt Instrument, Face Amount							1,500,000														41,100,000		8,000,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%	10.00%		12.00%													18.00%		0.00%
Debt Instrument, Periodic Payment, Interest																						200,000		1,200,000	1,100,000	2,000,000	4,200,000	1,500,000	3,900,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year																							6,500,000
Debt Instrument, Periodic Payment, Principal																		$ 1,400,000	$ 0	$ 100,000				$ 2,600,000		$ 3,100,000	$ 9,300,000	$ 2,200,000	$ 5,000,000